As filed with the Securities and Exchange Commission
                             on December 18, 1996
                                                 Registration Nos. 33-
                                                                  811-07977
==============================================================================
                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549
                             ____________________

                                  FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
          Pre-Effective Amendment No.                                      [ ]
          Post-Effective Amendment No.                                     [ ]

                                    and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]
          Amendment No.                                                    [ ]
                      (Check appropriate box or boxes.)

                   GRESHAM VARIABLE INSURANCE SERIES TRUST
              _________________________________________________
              (Exact name of registrant as specified in charter)

     565  Fifth  Avenue,  Third  Floor
     New  York,  New  York                                               10017
     ________________________________________                        _________
     (Address of Principal Executive Offices)                       (Zip Code)

Registrant's  Telephone  Number,  Including  Area  Code      (212)  984-1450

                             Jonathan S. Spencer
                                  President
                     Gresham Investment Management, Inc.
                        565 Fifth Avenue, Third Floor
                           New York, New York 10017

                   (Name and Address of Agent For Service)

                                  Copies to:

                         Raymond A. O'Hara III, Esq.
                      Blazzard, Grodd & Hasenauer, P.C.
                                P.O. Box 5108
                             Westport, CT  06881
                                (203) 226-7866

Approximate  Date  of
Proposed  Public  Offering:
     As  soon  as  practicable  after  the  effective  date  of  this  Filing.

Calculation  of  Registration  Fee  under  the  Securities  Act  of  1933:
     Registrant is registering an indefinite number of securities under the Securities Act of 1933 pursuant to Investment Company Act Rule 24f-2.
==============================================================================
The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                   GRESHAM VARIABLE INSURANCE SERIES TRUST

                            CROSS REFERENCE SHEET
                        (as required by Rule 404 (c))

          PART A
N-1A
--------
Item No.                                         Location
--------                                         -------------------------

1.        Cover Page...........................  Cover Page

2.        Synopsis.............................  Not Applicable

3.        Condensed Financial Information......  Not Applicable

4.        General Description of Registrant....  Cover Page; Investment
                                                 Objective and Investment
                                                 Policies of the
                                                 Portfolio; General
                                                 Information; Appendix

5.        Management of the Fund...............  Management of the Trust
                                                 and the Portfolio;
                                                 General Information

5A.       Management's Discussion of Fund
          Performance.....................       Not Applicable

6.        Capital Stock and Other Securities...  Sale and Redemption of
                                                 Shares; Net Asset Value;
                                                 Tax Matters; General
                                                 Information

7.        Purchase of Securities Being Offered.  Net Asset Value; Sale and
                                                 Redemption of Shares

8.        Redemption or Repurchase.............  Sale and Redemption of
                                                 Shares; Net Asset Value

9.        Pending Legal Proceedings............  Not Applicable

          PART B

10.       Cover Page...........................  Cover Page

11.       Table of Contents....................  Cover Page

12.       General Information and History......  General Information and
                                                 History

13.       Investment Objectives and Policies...  Additional Investment
                                                 Restrictions and Policies
                                                 of the Trust; Description
                                                 of Various Securities and
                                                 Investment Techniques




                        CROSS REFERENCE SHEET (CONT'D)
                         (as required by Rule 404(c))

N-1A
--------
Item No.                                         Location
--------                                         ------------------------

Item 14.  Management of the Fund...............  Trustees and Officers
                                                 of the Trust

Item 15.  Control Persons and Principal Holders
          of Securities...................       Not Applicable

Item 16.  Investment Advisory and Other
          Services........................       The Investment Advisory
                                                 Agreement; Independent
                                                 Auditors; Custodian

Item 17.  Brokerage Allocation and Other
          Practices.......................       The Investment Advisory
                                                 Agreement (Brokerage and
                                                 Research Services);
                                                 Investment Decisions

Item 18.  Capital Stock and Other Securities...  Determination of Net
                                                 Asset Value; Taxes;
                                                 Dividends and Distribu-
                                                 tions; Organization and
                                                 Capitalization

Item 19.  Purchase, Redemption and Pricing of
          Securities Being Offered........       Determination of Net
                                                 Asset Value

Item 20.  Tax Status...........................  Taxes; Dividends and
                                                 Distributions

Item 21.  Underwriters.........................  Not Applicable

Item 22.  Calculations of Performance Data.....  Performance Information

Item 23.  Financial Statements.................  Financial Statements



                                    PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.



                   GRESHAM VARIABLE INSURANCE SERIES TRUST
                        565 FIFTH AVENUE, THIRD FLOOR
                           NEW YORK, NEW YORK 10017


Gresham Variable Insurance Series Trust (the "Trust") is an open-end, diversified series management investment company which currently offers shares of beneficial interest of one series, the Risk Dispersing Portfolio (the "Portfolio"). Additional series of the Trust may be offered in the future. The Trust is intended to be a funding vehicle for variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered through separate accounts of various life insurance companies (the "Participating Insurance Companies").

This Prospectus sets forth concisely information about the Portfolio and the Trust that an investor should know before investing in the Portfolio through a VA Contract or a VLI Policy offered by a Participating Insurance Company. It should be read and retained for future reference. A Statement of Additional Information ("SAI") dated ________________, is available without charge upon request and may be obtained by calling the Trust at 1-800-___-____ or by writing to the Trust at 565 Fifth Avenue, Third Floor, New York, New York 10017. Some of the discussions contained in this Prospectus refer to the more detailed descriptions contained in the SAI, which is incorporated by reference into this Prospectus and has been filed with the Securities and Exchange Commission ("SEC").

INVESTMENTS IN THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE TRUST ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE TRUST IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TRUST SHARES ARE AVAILABLE EXCLUSIVELY AS A FUNDING VEHICLE FOR LIFE INSURANCE COMPANIES ISSUING VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY A PROSPECTUS FOR SUCH POLICIES OR CONTRACTS.

                     Prospectus Dated ___________________

                              TABLE OF CONTENTS

                                                                          PAGE

INVESTMENT  OBJECTIVE  AND  INVESTMENT  POLICIES  OF  THE  PORTFOLIO

IMPLEMENTATION  OF  POLICIES

INVESTMENT  TECHNIQUES

RISK  FACTORS  AND  OTHER  CONSIDERATIONS

INVESTMENT  RESTRICTIONS

MANAGEMENT  OF  THE  TRUST  AND  THE  PORTFOLIO

SALE  AND  REDEMPTION  OF  SHARES

NET  ASSET  VALUE

GENERAL  INFORMATION

PERFORMANCE

TAX  MATTERS

APPENDIX
GLOSSARY  OF  INVESTMENT  TERMS


        INVESTMENT OBJECTIVE AND INVESTMENT POLICIES OF THE PORTFOLIO


The investment objective of the Portfolio is to achieve a higher total return while exposing the Portfolio to significantly less risk than a portfolio that consists entirely of either common stocks or a mix of common stocks and bonds. There is no guarantee that the Portfolio will achieve its stated objective. The investment objective is non-fundamental and may be changed by the Trustees of the Trust without a vote of the shareholders. The Trust will not change any fundamental investment policy of the Portfolio without a vote of shareholders of the Portfolio.

To achieve the Portfolio's objective, the Portfolio's adviser, Gresham Investment Management, Inc. (the "Adviser"), has determined that there are seven asset classes that the Portfolio will invest in:

   -    U.S.  Common  Stocks

   - Intermediate-Term (5 year average maturity) U.S. Treasury Bonds or bonds backed by the "full faith and credit" of the U.S. Government (Average
Maturity: 5 years). This class may, in the future, also be comprised of intermediate-term, investment grade corporate debt securities.

   - Long-Term U.S. Treasury Bonds and bonds backed by the "full faith and credit" of the U.S. Government (Average Maturity: 20 years). This class may, in the future, also be comprised of long-term, investment grade corporate debt securities.

   -    Foreign  Stocks

   -    Foreign  Currencies

   -    Precious  Metals

   - Tangible Commodities (Agriculturals, Livestock, Softs/Tropicals, and Petroleum)

These classes were chosen because they represent a broad spectrum of investments that potentially allow the investor to consistently obtain returns that exceed the risk-free rate of return (as measured by the 90-day Treasury bill yield) while not taking unnecessary risk. See "Implementation of Policies" for a description of the securities in which the Portfolio invests and other investment practices of the Portfolio.

To determine the specific allocation of funds among these classes, the Adviser developed a proprietary software program (the "Portfolio Simulator"). The Adviser supplies the Portfolio Simulator with performance parameters and then, using more than 70 years of data, the program suggests the optimum allocation of the Portfolio's funds. Once the initial allocation has been implemented, the Adviser monitors the performance of the Portfolio and adjusts the allocation based upon new results generated by the Portfolio Simulator (using updated parameters).

Rather than adjusting the Portfolio's allocation in response to every market fluctuation (which would generate unnecessary transaction costs such as brokerage fees), the Adviser has determined in advance the thresholds that must be crossed before any rebalancing occurs. If the performance of an asset class does not cross the given threshold, no change is made to the allocation of that asset.

The Adviser anticipates that approximately 60%-80% of the Portfolio's assets will be allocated among U.S. common stocks, intermediate- and long-term U.S. Treasury Bonds, foreign stocks, and precious metals. The remaining 20%-40% of the Portfolio's funds will be allocated between foreign currencies and tangible commodities.

United States Treasury Regulations require that portfolios that serve as funding vehicles for VA Contracts and VLI Policies invest no more than 55% of the value of their assets in one investment, no more than 70% in two investments, no more than 80% in three investments, and no more than 90% of the value of their assets in four investments. The Portfolio plans on complying with these regulations.

In order to comply with regulations which may be issued by the U.S. Treasury, the Trust may be required to limit the availability, or change the investment policies, of the Portfolio, or to take steps to liquidate the Portfolio.

Research  is  performed  continuously  on  topics  such  as  adding:

   - new asset classes (i.e., emerging markets or debt obligations issued or guaranteed by foreign governments)

   - new instruments in which the Adviser may invest on behalf of the Portfolio to implement any new or existing asset class

   -    new  optimization  techniques

   -    new  rebalancing  methods

If new instruments, strategies or techniques would involve a material change to the information contained herein, they will not be purchased or implemented until this Prospectus is appropriately supplemented.

THE  ADVISER'S  INVESTMENT  PHILOSOPHY

The Adviser will construct the Portfolio with the goal of enhancing returns while, at the same time, reducing inherent risks. The Adviser's investment philosophy is reflected in an integrated set of principles upon which it has constructed the Portfolio Simulator. These principles are:

     - Financial markets are so efficient in their distribution of investment and pricing information, that the benefit of finding a truly undervalued investment rarely outweighs the cost of finding it.

     - A return that exceeds the risk-free rate is usually associated with underlying (sometimes invisible) risk that the investor is being paid to take and is often higher than he expects.

     - As the value of one class of investments increases, the value of other investment classes decreases (unless of course the money supply is simultaneously increasing enough to offset this).

    - The frequency of trades and their accompanying transaction costs (and the taxes that are due on realized gains) have so great an effect on a portfolio's return that the number of trades should be kept as low as possible.

     - Investing in illiquid assets gives rise to such high transaction costs and risks that it is sounder to concentrate on investments that constitute the main components of the world's wealth portfolio.

     - The market price of any investment that the Adviser places in a portfolio has to be easy to determine.

     - the correct distribution of a portfolio among different investment classes is:

     -  more  important  than  finding  the best investment within each class,

     -  the  best  way  to  obtain  consistently  superior  returns,  and

     - the best way to balance rewards and risk so that the investor gets the return he wants while carrying risks he can identify and accepts.

Once the Adviser had established its investment philosophy, it had to determine which of the "world wealth portfolio" investment types (i.e., asset classes) satisfied its requirements. The Adviser then identified the seven asset classes described above.

                          IMPLEMENTATION OF POLICIES

The Portfolio invests in the seven asset classes described below in varying proportions. (See "Risk Factors and Other Considerations" for a discussion of various risks involved with respect to the investments described below.)

(1) U.S. COMMON STOCKS. The Portfolio will invest in a diversified portfolio of U.S. common stocks selected to parallel the investment performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

(2) INTERMEDIATE-TERM U.S. TREASURY BONDS. The Portfolio will invest in intermediate-term U.S. Treasury bonds (those with initial maturities generally of 3-10 years). As part of its intermediate-term bond investments, the Portfolio may also invest in other "full faith and credit" obligations of the U.S. Government such as securities issued by the Government National Mortgage Association ("GNMA"). The Portfolio may also invest in other U.S. government agency securities issued or guaranteed by U.S. government agencies, instrumentalities, or other U.S. government-sponsored enterprises.

The Portfolio may also invest in commodity futures on U.S. Treasuries that trade on the Chicago Board of Trade.

(3) LONG-TERM U.S. TREASURY BONDS. The Portfolio will invest in long-term U.S. Treasury bonds (those with initial maturities generally of 11-20 years). As part of its long-term bond investments, the Portfolio may also invest in U.S. Government and agency securities and in commodity futures on U.S. Treasuries in the same manner as the Intermediate-Term U.S. Treasury Bond asset class described in (2) above. The determination as to the percentage of assets allocated between this class and the Intermediate-Term U.S. Treasury Bond asset class is a function of prevailing interest rates.

(4) FOREIGN STOCKS. The Portfolio will invest a portion of its assets in the stocks of foreign issuers of developed (non-emerging) nations. This asset class will consist of a "basket" of stocks which track a particular benchmark (e.g., EAFE Europe) or commodity futures on a foreign stock index (e.g., Eurotop 100, which trades on the Comex Division of the New York Mercantile Exchange).

(5) FOREIGN CURRENCIES. The Portfolio will enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. This asset class will consist of a "basket" of foreign currencies of developed (non-emerging) nations. These investments will be implemented via the Interbank Market or by way of commodity futures contracts traded on the International Monetary Market of the Chicago Mercantile Exchange or a similar exchange.

(6) PRECIOUS METALS. The Portfolio will invest a portion of its assets in gold bullion and other precious metals (i.e., silver, platinum) via the purchase of the physical metal or through commodities futures contracts which trade on the Comex Division of the New York Mercantile Exchange or similar exchanges.

(7) TANGIBLE COMMODITIES. The Portfolio will invest a portion of its assets in tangible commodities futures from each of the following four U.S. exchange traded commodity groups: Agriculturals, Livestock, Softs/Tropicals and the Petroleum Complex.

                            INVESTMENT TECHNIQUES

In an effort to maximize its total investment return, the Portfolio may use the following investment techniques (see the Appendix for the definition of certain terms used below):

BORROWING. The Portfolio may borrow up to one-third of the value of its net assets taken at market value. Under the Investment Company Act of 1940 ("1940 Act"), the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% because of market fluctuations or other factors, even if the sale would be disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Portfolio's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the investment return received from the securities purchased with borrowed funds. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

SECURITIES LENDING. The Portfolio may lend its portfolio securities; however, the value of the loaned securities (together with all other assets that are loaned, including those subject to repurchase agreements) may not exceed one-third of the Portfolio's total assets. The Portfolio will not lend portfolio securities to affiliates. Though fully collateralized, lending portfolio securities involves certain risks, including the possibility that the Portfolio may incur costs in liquidating the collateral or a loss if the collateral declines in value. In the event of a disparity between the value of the loaned security and the collateral, there is the additional risk that the borrower may fail to return the securities or provide additional collateral.

REPURCHASE AGREEMENTS. Under a repurchase agreement, the Portfolio may acquire a debt instrument for a relatively short period subject to an obligation by the seller to repurchase and by the Portfolio to resell the instrument at a fixed price and time.

The Portfolio may enter into repurchase agreements with domestic banks and broker-dealers. Such agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them. In that event, the Portfolio may incur costs in liquidating the collateral or a loss if the collateral declines in value. If the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, the ability of a Portfolio to liquidate the collateral may be delayed or limited.

The Board of Trustees has established credit standards for repurchase transactions entered into by the Portfolio.

OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS. A derivative is a financial instrument, the value of which is "derived" from the performance of an underlying asset (such as a security or index of securities). In addition to futures and options, derivatives include, but are not limited to, forward contracts and swaps.

THE PORTFOLIO INTENDS TO USE FUTURES CONTRACTS TO IMPLEMENT A POSITION(S) IN VARIOUS ASSET CLASSES. THEREFORE, THE PORTFOLIO MAY HAVE A SUBSTANTIAL
PERCENTAGE  OF  ITS  ASSETS  INVESTED  IN  DERIVATIVES.

Although the seven asset classes constituting the Portfolio are commonly traded, the classes can be complex, expensive to buy or sell and difficult to track. It is the Adviser's view that effective surrogates are available for each of these asset classes in the United States' highly efficient and well-regulated futures markets. It is also the Adviser's view that these futures markets are:

     - liquid in the sense that there are so many thousands of trades a day that there is always a buyer willing to buy and a seller willing to sell at or close to the current trading price;

     - inexpensive in terms of commission costs when the latter are compared to the investments' value; and

     - price-transparent, meaning that these markets show the traded investments' prices so continuously and efficiently that it is relatively easy for the investor to track the performance of the objects in which he trades.

While the Portfolio intends to invest in the futures markets to a significant degree, it also will invest in the actual investments themselves (i.e., shares of stock, bonds or precious metals) when it determines that it is more advantageous to do so (i.e., when the Adviser believes that the actual investments have the potential to increase in value more than their futures market surrogates do).

The Portfolio may also use derivatives to manage its exposure to changing interest rates, securities prices and currency exchange rates (collectively known as hedging strategies), or to increase its investment return.

For hedging and other purposes (such as creating synthetic positions), the Portfolio may invest in premiums on call and put options on domestic and foreign securities, foreign currencies, stock and bond indices, financial futures contracts and commodity futures contracts.

Investments in futures contracts and related options with respect to foreign currencies, fixed income securities and foreign stock indices may be made by the Portfolio to hedge against price fluctuations, and in some cases, for the purpose of increasing the Portfolio's exposure in a particular asset class or market segment, which strategy may be considered speculative. With respect to futures contracts or related options that may be entered into for speculative purposes, the aggregate initial margin for futures contracts and premiums for options will not exceed 5% of the Portfolio's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

The  Portfolio  may  invest in forward contracts on foreign currency ("forward
exchange  contracts").    These  contracts  may  involve  "cross-hedging,"  a
technique in which the Portfolio hedges with currencies which differ from the currency in which the underlying asset is denominated.

The Portfolio may also invest in interest rate swap transactions. Interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also interest rate risks, because the Portfolio could be obligated to pay more under its swap agreements than it receives under them as a result of interest rate changes.

CASH OR CASH EQUIVALENTS. The Portfolio reserves the right to depart from its investment objective temporarily by investing up to 100% of its assets in cash or cash equivalents for defense against potential market declines and to accommodate cash flows from the purchase and sale of Portfolio shares.

OTHER INVESTMENTS. The Portfolio may use other investment techniques, including "when-issued" and "delayed-delivery securities" and variable rate instruments. These techniques are described in the Appendix and the SAI.

                    RISK FACTORS AND OTHER CONSIDERATIONS

GENERAL CONSIDERATIONS. The different types of securities purchased and investment techniques used by the Portfolio involve varying amounts of risk. For example, equity securities are subject to a decline in the stock market or in the value of the issuer, and preferred stocks have price risk and some interest rate and credit risk. The value of debt securities may be affected by changes in general interest rates. Debt securities with longer maturities
(for example, over ten years) are generally more affected by changes in interest rates and provide less price stability than securities with short term maturities (for example, one to ten years). In addition, foreign securities have currency risk. Some of the risks involved in the securities acquired by the Portfolio are discussed in this section. Additional discussion is contained above under "Investment Techniques" and in the SAI.

PORTFOLIO TURNOVER. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold in the aggregate during the year. BASED ON ITS EXPERIENCE IN MANAGING A SIMILAR RISK DISPERSING PORTFOLIO, THE ADVISER ANTICIPATES THAT THE PORTFOLIO TURNOVER RATE WILL BE QUITE LOW, WHICH WILL, IN TURN, RESULT IN LOW TRANSACTION COSTS.

FOREIGN  SECURITIES.    Investments  in  securities  of  foreign  issuers  or
securities denominated in foreign currencies typically involve risks not present in domestic markets. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; possible difficulty in obtaining and enforcing judgments against foreign entities; adverse foreign political and economic developments; different accounting procedures and auditing standards; the possible imposition of withholding taxes on interest income payable on securities; the possible seizure or nationalization of foreign assets; the possible establishment of exchange controls or other foreign laws or restrictions which might adversely affect the payment and transferability of principal, interest and dividends on securities; higher transaction costs; possible settlement delays; and less publicly available information about foreign issuers.

THE ADVISER, HOWEVER, WILL ATTEMPT TO REDUCE THE RISKS OTHERWISE PRESENT IN THE PURCHASE OF FOREIGN SECURITIES, BY BUYING U.S. DOLLAR-DENOMINATED INDICES WHENEVER POSSIBLE. IF IT IS UNABLE TO PURCHASE SUCH INDICES, IT WILL HEDGE THE CURRENCY EXPOSURE OR HOLD IT IF IT LIKES A PARTICULAR CURRENCY.

DEPOSITARY RECEIPTS. The Portfolio can invest in both sponsored and unsponsored depositary receipts. Unsponsored depositary receipts, which are typically traded in the over-the-counter market, may be less liquid than sponsored depositary receipts and therefore may involve more risk. In addition, there may be less information available about issuers of unsponsored depositary receipts.

The Portfolio will generally acquire American Depositary Receipts ("ADRs") which are dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. All depositary receipts will be considered foreign securities for purposes of the Portfolio's investment limitation concerning investment in foreign securities. See the Appendix and the SAI for more information.

DERIVATIVES. The Portfolio may use derivative instruments as described above under "Investment Techniques - Options, Futures and Other Derivative Instruments." Derivatives can be volatile investments and involve certain risks. The Portfolio may be unable to limit its losses by closing a position due to lack of a liquid market or similar factors. Losses may also occur if there is not a perfect correlation between the value of futures or forward contracts and the related securities. As a result, small price movements in futures contracts may result in immediate and potentially unlimited gains or losses to the Portfolio. Leverage may exaggerate losses of principal.

THE ADVISER WILL PURCHASE FUTURES CONTRACTS ON BEHALF OF THE PORTFOLIO ONLY WHERE SUCH INVESTMENTS ARE FULLY COLLATERALIZED BY THE ESTABLISHMENT OF A SEGREGATED ACCOUNT WITH THE TRUST'S CUSTODIAN. THE PORTFOLIO WILL MAINTAIN, IN THIS SEGREGATED ACCOUNT, CASH, U.S. GOVERNMENT SECURITIES OR OTHER LIQUID HIGH-GRADE DEBT OBLIGATIONS EQUAL IN VALUE AT ALL TIMES TO ITS OBLIGATIONS IN RESPECT OF THE FUTURES CONTRACTS.

The use of forward exchange contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. In an attempt to limit its risk in forward exchange contracts, the Portfolio limits its exposure to the amount of its assets denominated in the foreign currency being cross-hedged. Cross-hedging entails a risk of loss on both the value of the security that is the basis of the hedge and the currency contract that was used in the hedge. These risks are described in greater detail in the SAI.

PRECIOUS METALS. Precious metals trading is a speculative activity. Prices of precious metals are affected by factors such as cyclical economic conditions, political events and monetary policies of various countries. Gold and other precious metals are also subject to governmental action for political reasons. These markets can be volatile and experience sharp fluctuations in prices even during periods of rising prices. Under current U.S. tax law, the Portfolio may not receive more than 10% of its respective yearly income from gains resulting from selling precious metals or any other physical commodity. The Portfolio may be required, therefore, to hold its precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when it would not otherwise do so for investment reasons.

ASSET ALLOCATION. The Portfolio is a balanced portfolio. Balanced portfolios consist of a combination of stocks and bonds. The Portfolio extends the concept of a balanced portfolio by investing in seven asset classes that take into consideration economic factors beyond domestic stocks and bonds, thus providing what the Adviser considers to be a better balance.

The Adviser allocates the funds in the Portfolio based on a combination of historical returns, risks and cross-correlations among the seven asset classes over various calendar periods of the past and upon the prevailing political and economic conditions in conjunction with historical results for periods that had the same conditions.

Investors should be aware that the investment results of the Portfolio depend upon the Adviser's ability to correctly identify the historical risks and rewards associated with the asset classes. While the Adviser has substantial experience in asset allocation, there can be no assurance that it will correctly identify the optimum asset allocation on a consistent basis.

The Portfolio's short term investment results would suffer, for example, if only a small portion of the Portfolio's assets were allocated to domestic stocks during a significant stock advance or if a major portion of its assets were allocated to stocks during a market decline. It must be pointed out that domestic stocks represent only one of the seven asset classes in which the Portfolio invests and similar results might occur if any one of the classes behaves in the same way.

                           INVESTMENT RESTRICTIONS

In addition to the restrictions discussed under "Investment Techniques," the Portfolio will not concentrate its investments in any one industry, except that the Portfolio may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Additionally, the Portfolio will not invest more than 5% of its total assets in the securities of any one issuer (excluding securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the Portfolio's total assets. See the SAI for additional investment restrictions.

                  MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. The operations of the Trust and the Portfolio are managed under the direction of the Board of Trustees ("Trustees"). The Trustees set broad policies for the Portfolio. Information about the Trustees is found in the SAI.

ADVISER. The Adviser is a Delaware corporation formed in July 1992. The Adviser is registered with the SEC as an investment adviser. The Adviser is also registered with the Commodity Futures Trading Commission ("CFTC") as a Commodity Trading Advisor ("CTA") and as a Commodity Pool Operator ("CPO") and is a member of the National Futures Association ("NFA"). The Adviser's sole business activity is to render advisory services and manage assets on behalf of its clients. Its main administrative and corporate business offices are located at 565 Fifth Avenue, Third Floor, New York, NY 10017. The Adviser has had no previous experience in advising a mutual fund.

Under the Investment Advisory Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of the Portfolio in a manner consistent with the Portfolio's investment objective, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Portfolio and to implement those decisions. The Investment Advisory Agreement also provides that the Adviser shall manage the Trust's business and affairs and shall provide the services required for effective administration of the Trust. The Investment Advisory Agreement further provides that the Adviser shall furnish the Trust with office space and necessary personnel, pay ordinary office expenses, pay all executive salaries of the Trust and furnish, without expense to the Trust, the services of such members of its organization as may be duly elected officers or Trustees of the Trust.

As full compensation for its services under the Investment Advisory Agreement, the Trust will pay the Adviser a monthly fee at the following annual rate shown in the table below based on the average daily net assets of the Portfolio.

Portfolio        Advisory Fee
---------------  --------------------------

Risk Dispersing  .75% of average net assets



PORTFOLIO  MANAGEMENT

The  three  individuals  responsible  for  the management of the Portfolio are

   -    Dr.  Henry  G.  Jarecki,

   -    Jonathan  S.  Spencer,  and

   -    Dr.  Stanley  A.  Lefkowitz.

These men have more than 25 years experience providing trading, brokerage, and computer services to banks and investors around the world.

Dr. Jarecki is the Director and sole shareholder of the Adviser as well as of the following financial service affiliates:

   -  THE  FALCONWOOD  CORPORATION

     develops computerized services for brokerage and trading companies and also is a market maker in tangible commodities options,

   -  HIGHLAND  FINANCIAL  CORPORATION
     (formerly  known  as  Falconwood  Financial  Corporation)

     loans  and  arranges  credit  facilities  for  commodity  merchants.

   -  GRESHAM  ASSET  MANAGEMENT,  INCORPORATED

     a CTA and CPO formed in October 1991 that offers its clients managed investment services utilizing the expertise of the other corporations' commodities trading, computerized systems development, and investment research.

Dr. Jarecki is registered with the NFA as a principal of the Adviser since August 17, 1995.

In 1970 Dr. Jarecki founded Mocatta Metals, the U.S. affiliate of Mocatta & Goldsmid Limited, London's 300-year-old bullion trading company. By 1982, the Mocatta Group had become the largest gold and silver bullion trading company in the world. In 1986, Dr. Jarecki sold Mocatta's bullion business to Standard Chartered Bank Limited.

On August 1, 1995, Dr. Jarecki sold the assets of Brody, White & Company, Inc., a U.S.-based Futures Commission Merchant ("FCM"), and its London affiliate, Brody White U.K. Limited, to Fimat Futures USA, Inc.

Dr. Jarecki has been the principal shareholder of The Falconwood Corporation since June 1974 and is a principal of Fixed Plus Service Partners, L.P., a registered investment adviser and CTA, since March 1995.

Jonathan Spencer, the President of the Adviser since August 1995, is responsible for the day-to-day operation and administration. Mr. Spencer has been registered with the NFA as a principal and associate of the Adviser since August 17, 1994.

After receiving a Bachelor of Science Degree in Management Information Systems from the State University of New York at Buffalo in May 1986, Mr. Spencer began working for The Falconwood Corporation. He is currently the senior portfolio manager and Executive Vice President of the corporation.

From September 1991 to July 1995, Mr. Spencer was also president of KPQ Futures, a FCM.

Since 1993, Mr. Spencer has served as the President and Treasurer of Gresham Asset Management Incorporated ("GAMI"), another CTA/CPO affiliated with the Adviser. He is also responsible for GAMI's research and development.

Dr. Stanley Lefkowitz is a Vice President and the Secretary of the Adviser. He has been registered with the NFA as a principal of the Adviser since August 17, 1994.

Dr. Lefkowitz has been an Administrator for The Falconwood Corporation since March 1975.

Dr. Lefkowitz was a principal of KPQ Futures from September 1991 to July 1995 and has served as an Executive Vice President of Windham since August 1995.

Dr. Lefkowitz graduated from Temple University in 1965 with a Bachelor of Arts degree in Chemistry and from Princeton University in 1970 with a Ph.D. in Chemistry.

EXPENSE  CAP

The Adviser has undertaken to reimburse the Portfolio for all operating expenses, excluding management fees, that exceed 1% of the average daily net assets of the Portfolio. This undertaking is subject to termination at any time without notice to shareholders.

EXPENSES AND TRUST ADMINISTRATION. The organizational expenses of the Trust were paid for by the Adviser. Pursuant to an Administrative Services Agreement with the Trust, _________________ provides certain administrative services necessary for the Trust's operations.

                        SALE AND REDEMPTION OF SHARES

Purchases and redemptions of shares may be made only by Participating Insurance Companies for their separate accounts at the direction of VA Contract Owners and VLI Policy Owners. Please refer to the prospectus for your VA Contract or VLI Policy for information on how to direct investments in or redemptions from the Portfolio and any fees that may apply. Generally, Participating Insurance Companies aggregate orders received from VA Contract Owners and VLI Policy Owners during the day and place an order to purchase or redeem the net number of shares during the night. Orders are generally executed at the net asset value per share ("NAV") determined at the end of the previous business day. The Trust reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Trust may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason (other than weekends or holidays) or under emergency circumstances as determined by the SEC.

                               NET ASSET VALUE

The NAV of the Portfolio is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open for trading. The Portfolio's NAV is computed by taking the total value of the Portfolio's securities, plus any cash or other assets (including dividends and interest accrued but not collected) and subtracting all liabilities (including accrued expenses), and dividing the total by the number of shares outstanding. Portfolio securities are valued primarily by independent pricing services, based on market quotations. Short-term debt instruments maturing in less than 60 days are valued at amortized cost. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Trustees.

                             GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated November 29, 1996. Under
Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with Trust property or the acts, obligations, or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Portfolio's property of any shareholder of that Portfolio held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust has an unlimited authorized number of shares of beneficial interest. Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable, and, in liquidation of a Portfolio, shareholders of the Portfolio are entitled to receive pro rata the net assets of the Portfolio. Although no Portfolio is required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shareholders have no preemptive rights. The Trust's custodian, transfer and dividend-paying agent is _________________. The Participating Insurance Companies holding the shares in their separate accounts will generally request voting instructions from the VA Contract Owners and VLI Policy Owners and generally must vote the shares in proportion to the voting instructions received. Voting rights for VA Contracts and VLI Policies are discussed in the prospectus for the applicable contract or policy.

To mitigate the possibility that a Portfolio will be adversely affected by personal trading of employees, the Trust and the Adviser have adopted policies that restrict securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

                                 PERFORMANCE

From time to time advertisements and other sales materials for the Trust may include information concerning the historical performance of the Portfolio.
Such advertisements will also describe the performance of the relevant Participating Insurance Company separate accounts. Any such information will include the average annual total return of the Portfolio calculated on a compounded basis for specified periods of time. Total return information will be calculated pursuant to rules established by the SEC. In lieu of or in addition to total return calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc., Morningstar, Business Week, Forbes or other industry publications.

The Portfolio calculates average annual total return by determining the redemption value at the end of specified periods (assuming reinvestment of all dividends and distributions) of a $1,000 investment in the Portfolio at the beginning of the period, deducting the initial $1,000 investment, annualizing the increase or decrease over the specified period and expressing the result as a percentage.

Total return figures utilized by the Portfolio are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share can be expected to fluctuate over time, and accordingly, upon redemption, shares may be worth more or less than their original cost.

PRIVATE  ACCOUNT  PERFORMANCE

The Portfolio is newly organized and does not yet have its own performance record. However, it has an investment objective, policies and strategies which are substantially similar to those employed by the Adviser with respect to certain Private Accounts.

Thus, the performance information derived from these Private Accounts is deemed relevant to the investor. The performance of the Portfolio may vary from the Private Account composite information because the Portfolio will have certain investment restrictions which the Private Accounts do not have and because its investments will vary from time to time and will not be identical to the past portfolio investments of the Private Accounts. Moreover, the Private Accounts are not registered under the 1940 Act and therefore are not subject to certain investment restrictions that are imposed by the 1940 Act, which, if imposed, could have adversely affected the Private Accounts' performances.

The  chart  below  shows  hypothetical  performance  information  derived from historical composite performance of the Private Accounts included in the Composite. THE HYPOTHETICAL PERFORMANCE FIGURES FOR THE PORTFOLIO REPRESENT THE ACTUAL PERFORMANCE RESULTS OF THE COMPOSITE OF COMPARABLE PRIVATE
ACCOUNTS, ADJUSTED TO REFLECT THE DEDUCTION OF THE FEES AND EXPENSES ANTICIPATED TO BE PAID BY THE PORTFOLIO. The actual Private Account composite performance figures are time-weighted rates of return which include all income and accrued income and realized and unrealized gains or losses, but do not reflect the deduction of investment advisory fees actually charged to the Private Accounts.

Investors should not consider the performance data of these Private Accounts as an indication of the future performance of the Portfolio. The figures also do not reflect the deduction of any insurance fees or charges which are imposed by any Participating Insurance Company in connection with its sale of VA Contracts and VLI Policies. Investors should refer to the separate account prospectuses describing the VA Contracts and VLI Policies for information pertaining to these insurance fees and charges. The insurance fees and charges will have a detrimental effect on the performance of the Portfolio.

The following tables show hypothetical performance information derived from private account composite performance reduced by anticipated Portfolio fees and expenses, as well as comparisons with the S&P 500, (an unmanaged index generally considered to be representative of the stock market), 90 day Treasury bill yields, the rate of inflation as measured by the Consumer Price Index and a portfolio of U.S. common stocks, bonds, U.S. Treasury bonds and U.S. Treasury bills.

HYPOTHETICAL  INVESTMENT  PORTFOLIO  PERFORMANCE

RISK DISPERSING PORTFOLIO
                                    1 YEAR  SINCE INCEPTION

Composite                           _____%            _____%

S&P 500 Stock Index                 _____%            _____%

90 day Treasury Bill Yields         _____%            _____%

Rate of Inflation (as measured
   by the Consumer Price Index)     _____%            _____%

Portfolio of U.S. common stocks,
   bonds, U.S. Treasury bonds
   and U.S. Treasury bills          _____%            _____%



Results shown are through the period ended _____________, 1996. The inception date is ________________ for the Composite.

                                 TAX MATTERS

The Portfolio intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Portfolio generally will not be subject to tax on its ordinary income and net realized capital gains.

The  Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that the VA Contract Owners and VLI Policy Owners should not be subject to federal tax on distributions of dividends and income from the Portfolio to the Participating Insurance Company separate accounts. VA Contract Owners and VLI Policy Owners should review the prospectus for their VA Contract or VLI Policy for information regarding the tax consequences to them of purchasing a contract or policy.

                                   APPENDIX
                         GLOSSARY OF INVESTMENT TERMS


CALL OPTION. The right to buy a security, currency or stock index at a stated price, or strike price, within a fixed period. A call option will be exercised if the market price rises above the strike price; if not, the option expires worthless.

CONVERTIBLE  SECURITIES.    Corporate  securities  (usually bonds or preferred
stock) that can be exchanged for a set number of shares of another security, usually common stock.

COVERED CALL OPTIONS. A call option backed by the securities underlying the option. The owner of a security will normally sell covered call options to collect premium income or to reduce price fluctuations of the security. A covered call option limits the capital appreciation of the underlying security.

EURODOLLARS. Eurodollars are U.S. dollars held in banks outside the United States, mainly in Europe but also in other countries, and are commonly used for the settlement of international transactions. There are many types of Eurodollar securities including Eurodollar CDS and bonds; these securities are not registered with the SEC. Certain Eurodollar deposits are not FDIC insured and may be subject to future political and economic developments and governmental restrictions.

DEPOSITARY RECEIPTS. Negotiable certificates evidencing ownership of shares of a non-U.S. corporation, government, or foreign subsidiary of a U.S. corporation. A U.S. bank typically issues depositary receipts, which are backed by ordinary shares that remain on deposit with a custodian bank in the issuer's home market. A depositary receipt can either be "sponsored" by the issuing company or established without the involvement of the company, which is referred to as "unsponsored."

FORWARD CONTRACTS. A purchase or sale of a specific quantity of a government security, foreign currency, or other financial instrument at the current price, with delivery and settlement at a specified future date.

FUTURES  CONTRACTS.    An  agreement  to  buy  or  sell a specific amount of a
financial instrument at a particular price on a stipulated future date. A futures contract obligates the buyer to purchase and the seller to sell, unlike an option where one party can choose whether or not to exercise the option.

PREFERRED  STOCK.   Stock which has a preference over common stock, whether as to payment of dividends or to assets on liquidation. It ordinarily pays a fixed dividend.

PUT OPTION. The right to sell a security, currency or stock index at a stated price, or strike price, within a fixed period. A put option will be exercised if the market price falls below the strike price; if not, the option expires worthless.

SWAP.    An  exchange  of  one security for another. A swap may be executed to change the maturities of a bond portfolio or the quality of the issues in a stock or bond portfolio.

U.S. GOVERNMENT SECURITIES. Securities issued by the U.S. Government and its agencies.

Direct  Obligations  of  the  U.S.  Government  are:

     TREASURY  BILLS  -  issued  with  short maturities (one year or less) and
priced  at  a  discount  to  face  value.    The  income  for investors is the
difference  between  the  purchase  price  and  the  face  value.

     TREASURY  NOTES - intermediate-term securities with maturities of between
one  to  ten  years.    Income  to  investors  is  paid in semiannual interest
payments.

     TREASURY BONDS - long-term securities with maturities from ten years to up to thirty years. Income is paid to investors on a semiannual basis.

In addition, U.S. Government Agencies issue debt securities to finance activities for the U.S. Government. These agencies include among others the Federal Home Loan Bank, Federal National Mortgage Association ("FNMA" or "Fannie Mae"), Government National Mortgage Association ("GNMA" or "Ginnie
Mae"),  Export-Import  Bank  and  the  Tennessee  Valley  Authority.

Not all agencies are backed by the full faith and credit of the United States; for example the FNMA may borrow money from the U.S. Treasury only under certain circumstances. There is no guarantee that the government will support these types of securities and they therefore involve more risk than direct government obligations.


                                    PART B





                  STATEMENT OF ADDITIONAL INFORMATION DATED:
                             ____________________

                   GRESHAM VARIABLE INSURANCE SERIES TRUST
                        565 FIFTH AVENUE, THIRD FLOOR
                           NEW YORK, NEW YORK 10017

                                  FORM N-1A

                                    PART B



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Gresham Variable Insurance Series Trust dated ____________. A free prospectus is available upon request by writing to Gresham Variable Insurance Series Trust at the address listed above or calling 1-800-___ - ____.


                    READ THE PROSPECTUS BEFORE YOU INVEST.







                              TABLE OF CONTENTS

                                                                        PAGE

GENERAL  INFORMATION  AND  HISTORY
ADDITIONAL  INVESTMENT  RESTRICTIONS  AND  POLICIES  OF  THE  TRUST
DESCRIPTION  OF  VARIOUS  SECURITIES  AND  INVESTMENT  TECHNIQUES
TRUSTEES  AND  OFFICERS  OF  THE  TRUST
THE  INVESTMENT  ADVISORY  AGREEMENT
INVESTMENT  DECISIONS
DETERMINATION  OF  NET  ASSET  VALUE
TAXES
DIVIDENDS  AND  DISTRIBUTIONS
PERFORMANCE  INFORMATION
SHAREHOLDER  COMMUNICATIONS
ORGANIZATION  AND  CAPITALIZATION
CUSTODIAN
LEGAL  COUNSEL
INDEPENDENT  AUDITORS
SHAREHOLDER  LIABILITY
FINANCIAL  STATEMENTS


                       GENERAL INFORMATION AND HISTORY

Gresham Variable Insurance Series Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated November 29, 1996. The Trust is an open-end management investment company. The Trust is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. The Trust currently offers shares of beneficial interest of one series, the Risk Dispersing Portfolio (the "Portfolio").

The investment objective and general investment policies of the Portfolio are described in the Prospectus.

         ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES OF THE TRUST

The investment policies and restrictions of the Trust, set forth below, are matters of fundamental policy for purposes of the Investment Company Act of 1940 (the "1940 Act") and therefore cannot be changed, with regard to a particular Portfolio, without the approval of a majority of the outstanding voting securities of that Portfolio as defined by the 1940 Act. This means the lesser of: (i) 67% of the shares of a Portfolio present at a shareholders' meeting if the holders of more than 50% of the shares of that Portfolio then outstanding are present in person or by proxy; or (ii) more than 50% of the outstanding voting securities of a Portfolio.

As  a  matter  of  fundamental  policy,  the  Portfolio  will  not:

     (1) hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of the Portfolio's total assets. Securities issued or guaranteed by the U.S.
Government, its agencies and instrumentalities are excluded from this restriction;

     (2) concentrate its investments in any one industry, except that the Portfolio may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. This limitation will not, however, apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

     (3) make loans, except that, to the extent appropriate under its investment program, the Portfolio may (a) purchase bonds, debentures or other debt securities, including short-term obligations; (b) enter into repurchase transactions; and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Portfolio's total assets;

     (4)  issue  any senior security (as defined in the 1940 Act), except that
(a) the Portfolio may enter into commitments to purchase securities in accordance with the Portfolio's investment program, including reverse repurchase agreements, which may be considered the issuance of senior securities; (b) the Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (c) the Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Portfolio may borrow money as authorized by the 1940 Act;

     (5) purchase real estate, interests in real estate or real estate limited partnership interests except that to the extent appropriate under its investment program, the Portfolio may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein;

     (6) borrow money which is in excess of one-third of the value of its total assets taken at market value, except that (a) the Portfolio may enter into certain futures contracts and options related thereto; (b) the Portfolio may enter into commitments to purchase securities in accordance with that Portfolio's investment program, including reverse repurchase agreements; and
(c) for purposes of leveraging, the Portfolio may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Portfolio's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If, at any time, the value of the Portfolio's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Portfolio will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test; or

     (7) act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Portfolio, the Portfolio may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (the "1933 Act").

The Trust has also adopted certain other investment restrictions reflecting the current investment practices of the Portfolio which may be changed by the Trustees of the Trust and without shareholder vote. Some of these restrictions are described in the Prospectus. In addition, the Portfolio will not:

     (1) make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Portfolio, as described here and in the Prospectus;

     (2) invest in companies for the purpose of exercising control or management;

     (3) purchase the securities of any other investment company, except as permitted under the 1940 Act.

Where the Portfolio's investment objective or policy restricts it to a specified percentage of its total assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change.

         DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT TECHNIQUES

OPTIONS,  FUTURES  AND  OTHER  DERIVATIVE  INSTRUMENTS

The Portfolio may use derivative instruments as described in the prospectus under "Investment Techniques." The following provides additional information about these instruments.

FUTURES CONTRACTS - The Portfolio may enter into futures contracts as described in the Prospectus. The Portfolio may enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC").

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument(s) or a specific stock market index for a specified price at a designated date and time. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained. Although certain futures contracts require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that the Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract and continue to bear the risk of market improvement.

The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and equities prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends. Most United States futures exchanges limit the amount of fluctuation permitted in interest rates futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limits establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

"Margin" is the amount of funds that must be deposited by the Portfolio with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Portfolio's futures contracts. A margin deposit is intended to assure the Portfolio's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Portfolio. These daily payments to and from the Portfolio are called variation margin. At times of extreme price volatility such as occurred during the week of October 19, 1987, intra-day variation margin payments may be required. In computing daily net asset values, the Portfolio will mark-to-market the current value of its open futures contracts. The Portfolio expects to earn interest income on its initial margin deposits. Furthermore, in the case of a futures contract purchase, the Portfolio has deposited in a segregated account money market instruments sufficient to meet all futures contract initial margin requirements.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Portfolio relative to the size of the margin commitment. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit before any deduction for the transaction costs, if the contract were then closed out. A 15% decrease in the value of the futures contract would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

The Portfolio can enter into options on futures contacts. See "Covered Call and Put Options" below. The risk involved in writing options on futures contracts or market indices is that there could be an increase in the market value of such contracts or indices. If that occurred, the option would be exercised and the Portfolio would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Portfolio's obligation might be more or less than the premium received when it originally wrote the option. Further, the Portfolio might occasionally not be able to close the option because of insufficient activity in the options market.

COVERED CALL AND PUT OPTIONS - The Portfolio may write (sell) covered call options and purchase put options and may purchase call and sell put options including options on securities, indices and futures as discussed in the Prospectus and in this Section. A call option gives the holder (buyer) the right to buy and obligates the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and obligates the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. The Portfolio may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of Gresham Investment Management, Inc. (the "Adviser").

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction. To secure the writer's obligation to deliver the underlying security, a writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the clearing corporations and of the exchanges. The Portfolio will only write a call option on a security which it already owns and will not write call options on when-issued securities.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

The Portfolio may purchase and write call options on stock indices, including the S&P 500, as well as on any individual stock, as described below. The Portfolio will use these techniques primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise the index, particularly if the Adviser considers these instruments to be undervalued relative to the prices of particular securities or of the securities that comprise the index.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The Portfolio may, in particular, purchase call options on an index (or a particular security) to protect against increases in the price of securities underlying that index (or individual securities) that the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

To secure its obligation to pay for the underlying security, the writer of a put generally must deposit in escrow liquid assets with a value equal to or greater than the exercise price of the put option. The writer therefore foregoes the opportunity of investing the segregated assets or writing calls against those assets. The Portfolio may write put options on debt securities or futures, only if such puts are covered by segregated liquid assets.

In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. Writing a put covered by segregated liquid assets equal to the exercise of the put has the same economic effect as writing a covered call option. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price; however, if the put is exercised, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

The Portfolio may purchase put options when the Adviser believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security. The purchase of put options for these purposes may be used to protect the Portfolio's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, the Portfolio will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The security covering the call or put option will be segregated at the Portfolio's custodian.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by the Portfolio for writing call options will be recorded as a liability in the statement of assets and liabilities of the Portfolio. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by the Portfolio when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of the Portfolio. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit the Portfolio to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect a closing transaction at a favorable price. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Portfolio will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. Such brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities. The exercise price of an option may be below, equal to, or above the current market value of the underlying security at the time the option is written. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assignment, rather than delivering such security from its portfolio. In such cases additional brokerage commissions will be incurred.

The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

FOREIGN FUTURES CONTRACTS AND FOREIGN OPTIONS - The Portfolio may engage in transactions in foreign futures contracts and foreign options. Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the CFTC, the National Futures Association ("NFA") nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contract or foreign options transaction occurs. Investors which trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on United States futures exchanges. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by an variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

OPTIONS ON FOREIGN CURRENCIES - The Portfolio may write and purchase calls on foreign currencies. The Portfolio may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purposes of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be required are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In the event of rate fluctuations adverse to the Portfolio's position, it would lose the premium it paid and transaction costs. A call written on a foreign currency by the Portfolio is covered if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call may be written by the Portfolio on a foreign currency to provide a hedge against a decline due to an expected adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. This is a "cross-hedging" strategy. In such circumstances, the Portfolio collateralizes the position by maintaining in a segregated account with the Portfolio's custodian cash or U.S. Government securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

FORWARD EXCHANGE CONTRACTS - The Portfolio may enter into forward contracts for foreign currency ("forward exchange contracts"), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. The Portfolio may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a "transaction hedge"); or to lock in the value of an existing portfolio security (a "position hedge"); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. There is a risk that use of forward exchange contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. The Portfolio may also enter into a forward exchange contract to sell a foreign currency which differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross-hedging." The success of cross-hedging is dependent on many factors, including the ability of the Adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Portfolio may experience losses or gains on both the underlying security and the cross currency hedge.

The Portfolio may use forward exchange contracts to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

There is no limitation as to the percentage of a Portfolio's assets that may be committed to forward exchange contracts. The Portfolio will not enter into a "cross-hedge," unless it is denominated in a currency or currencies that the Adviser believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated.

The Trust's custodian will place cash or U.S. Government securities or other liquid high-quality debt securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts. As an alternative to maintaining all or part of the separate account, the Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price, or the Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring the Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Portfolio of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Portfolio must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

RESTRICTIONS ON THE USE OF FUTURES AND OPTION CONTRACTS - CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of the Portfolio's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

The Portfolio's ability to engage in the hedging transactions described herein may be limited by the current federal income tax requirement that the Portfolio derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months.

INTEREST RATE SWAP TRANSACTIONS - Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Portfolio under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Portfolio's loss will consist of the net amount of contractual interest payments that the Portfolio has not yet received. The Adviser will monitor the creditworthiness of counterparties to the Portfolio's interest rate swap transactions on an ongoing basis. The Portfolio will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Portfolio and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

ADDITIONAL RISK FACTORS IN USING DERIVATIVES - In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus under "Investment Techniques" and "Risk Factors and Other Considerations," the following sets forth certain information regarding the potential risks associated with the Portfolio's transactions in derivatives.

     Risk of Imperfect Correlation - The Portfolio's ability to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on securities and indexes depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the assets being hedged. If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Portfolio might not be successful and the Portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Portfolio's overall return could be less than if the hedging transactions had not been undertaken. Stock index futures or options based on a narrower index of securities may present greater risk than options or futures based on a broad market index, as a narrower index is more susceptible to rapid and extreme fluctuations resulting from changes in the value of a small number of securities.

The trading of futures and options on indices involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. The purchase of an option on a futures contract also involves the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or termination date of the option approaches. The risk incurred in purchasing an option on a futures contract is limited to the amount of the premium plus related transaction costs, although it may be necessary under certain circumstances to exercise the option and enter into the underlying futures contract in order to realize a profit. Under certain extreme market conditions, it is possible that the Portfolio will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the Portfolio.

The Portfolio will purchase or sell futures contracts or options for hedging purposes, only if, in the Adviser's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the assets being hedged for the hedge to be effective. There can be no assurance that the Adviser's judgment will be accurate.

     Potential Lack of a Liquid Secondary Market - The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures markets are subject to initial deposit and variation margin requirements. This could require the Portfolio to post additional cash or cash equivalents as the value of the position fluctuates. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures or options market may be lacking. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Portfolio will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Portfolio, which could require the Portfolio to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio, or the relevant portion thereof.

The liquidity of a secondary market in a futures contract or an option on a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Trading and Position Limits - Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Portfolio does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Portfolio.

REPURCHASE  AGREEMENTS

The Portfolio may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards established by the Trust's Board of Trustees. A repurchase agreement allows the Portfolio to determine the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of the Portfolio. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from the Portfolio. In that event, the Portfolio may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, the Portfolio's ability to liquidate the collateral may be delayed or limited. Under the 1940 Act, repurchase agreements are considered loans by the Portfolio. Repurchase agreements maturing in more than seven days will not exceed 15 percent of the total assets of the Portfolio.

SECURITIES    LENDING

The Portfolio can lend securities in its portfolio subject to the following conditions: (a) the borrower will provide collateral equal to an amount of at least 100% of the then current market value of the loaned securities throughout the life of the loan; (b) loans will be made subject to the rules of the New York Stock Exchange; (c) the loan collateral will be either cash, direct obligations of the U.S. government or agencies thereof or irrevocable letters of credit; (d) cash collateral will be invested only in highly liquid short-term investments; (e) during the existence of a loan, the Portfolio will continue to receive any distributions paid on the borrowed securities or amounts equivalent thereto; and (f) no more than one-third of the net assets of the Portfolio will be on loan at any one time. A loan may be terminated at any time by the borrower or lender upon proper notice.

In the Adviser's opinion, lending portfolio securities to qualified broker-dealers affords the Portfolio a means of increasing the yield on its portfolio. The Portfolio will be entitled either to receive a fee from the borrower or to retain some or all of the income derived from its investment of cash collateral. The Portfolio will continue to receive the interest or dividends paid on any securities loaned, or amounts equivalent thereto. Although voting rights will pass to the borrower of the securities, whenever a material event affecting the borrowed securities is to be voted on, the Adviser will regain or direct the vote with respect to loaned securities.

The primary risk the Portfolio assumes in loaning securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in price. In such event, if the borrower fails to return the loaned securities, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the Portfolio would be an unsecured creditor as to such shortage and might not be able to recover all or any of it.

FOREIGN  SECURITIES

Investments in foreign securities, including futures and options contracts, offer potential benefits not available solely through investment in securities of domestic issuers. Foreign securities offer the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets. Investments in securities of foreign issuers typically involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since the Portfolio may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. THE ADVISER, HOWEVER, WILL ATTEMPT TO REDUCE THE RISKS OTHERWISE PRESENT IN THE PURCHASE OF FOREIGN SECURITIES, BY BUYING U.S. DOLLAR-DENOMINATED INDICES WHENEVER POSSIBLE. IF IT IS UNABLE TO PURCHASE SUCH INDICES, IT WILL HEDGE THE CURRENCY EXPOSURE OR HOLD IT IF IT LIKES A PARTICULAR CURRENCY. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Portfolio or its investors.

Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the United States. Typically, these securities are traded on the Luxembourg exchange in Europe; and (c) Global Depositary Receipts (GDRS), which are similar to EDRS although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts are not considered foreign securities for purposes of the Portfolio's investment limitation concerning investment in foreign securities.

MORTGAGE-RELATED  DEBT  SECURITIES

Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation
(FHLMC). GNMA is a wholly owned corporate instrumentality of the United States, the securities and guarantees of which are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States with Presidentially-appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

Pass-through, mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to repay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by the Portfolio might be converted to cash, and the Portfolio could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Portfolio buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CONVERTIBLES

A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.

WARRANTS

Warrants allow the holder to subscribe for new shares in the issuing company within a specified time period, according to a predetermined formula governing the number of shares per warrant and the price to be paid for those shares. Warrants may be issued separately or in association with a new issue of bonds, preferred stock, common stock or other securities.

Covered warrants allow the holder to purchase existing shares in the issuing company, or in a company associated with the issuer, or in a company in which the issuer has or may have a share stake which covers all or part of the warrants' subscription rights.

PORTFOLIO  TURNOVER

The portfolio turnover rate of a portfolio is defined by the Securities and Exchange Commission as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Portfolio turnover generally involves some expense to a portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

The Adviser anticipates that the portfolio turnover rate will be quite low which will, in turn, result in low transaction costs.

The Trust's Board of Trustees periodically reviews the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Portfolio, and reviews the commissions paid by the Portfolio to determine whether such commissions are reasonable in relation to what the Trustees believe are the benefits for the Portfolio.

                      TRUSTEES AND OFFICERS OF THE TRUST

The investments and administration of the Trust are under the direction of the Board of Trustees. The Board of Trustees, in turn, appoints the officers who are responsible for administering the day-to-day operations of the Trust. Listed below are the Trustees and officers of the Trust and their affiliations and principal occupations for the past five years.

                               Position(s)  Principal Occupation During Past Five Years
                               Held with    (and Positions held with Affiliated Persons
Name, Address and Age          Registrant   or Principal Underwriters of the Registrant)
-----------------------------  -----------  ------------------------------------------------

Dr. Henry G. Jarecki*          Trustee      Director and Sole Shareholder of the Adviser,
565 Fifth Avenue, Third Floor               The Falconwood Corporation, Highland Financial
New York, New York 10017                    Corporation and Gresham Asset Management,
Age: 63                                     Incorporated; Principal of Fixed Plus Service
                                            Partners, L.P., a registered investment adviser
                                            and Commodity Trading Advisor
_____________________________

* Interested person of the
  Trust within the meaning of
  the 1940 Act



Each Trustee of the Trust who is not an "interested person" of the Trust or the Adviser receives an annual fee of $______ and an additional fee of $_____ for each Trustees' meeting attended and is reimbursed for expenses incurred in connection with attending Trustees' meetings.

The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

                      THE INVESTMENT ADVISORY AGREEMENT

Under the Investment Advisory Agreement between the Trust and the Adviser (the "Investment Advisory Agreement"), the Adviser, at its expense, provides the Portfolio with investment advisory services and advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees regarding the conduct of business of the Trust and the Portfolio. The fees to be paid under the Investment Advisory Agreement are set forth in the Prospectus.

Under the Investment Advisory Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of the Portfolio in a manner consistent with the Portfolio's investment objective, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Portfolio and implement those decisions, subject always to the provisions of the Trust's Declaration of Trust and By-laws, and of the 1940 Act, and subject further to such policies and instructions as the Trustees may from time to time establish.

The Investment Advisory Agreement further provides that the Adviser shall furnish the Trust with office space and necessary personnel, pay ordinary office expenses, pay all executive salaries of the Trust and furnish, without expense to the Trust, the services of such members of its organization as may be duly elected officers or Trustees of the Trust.

Under the Investment Advisory Agreement, the Trust is responsible for all its other expenses including, but not limited to, the following expenses: legal, auditing or accounting expenses, Trustees' fees and expenses, insurance premiums, brokers' commissions, taxes and governmental fees, reports and notices to shareholders, and fees and disbursements of custodians, transfer agents, registrars, shareholder servicing agents and dividend disbursing agents, and certain expenses with respect to membership fees of industry associations.

The Investment Advisory Agreement provides that neither the Adviser nor any director, officer or employee of the Adviser will be liable for any loss suffered by the Trust in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations and duties. In addition, the Agreement provides for indemnification of the Adviser by the Trust.

The Investment Advisory Agreement may be terminated without penalty by vote of the Trustees, as to the Portfolio by the shareholders of the Portfolio, or by the Adviser on 60 days written notice. The Agreement also terminates without payment of any penalty in the event of its assignment. In addition, the Investment Advisory Agreement may be amended only by a vote of the shareholders of the Portfolio, and provides that it will continue in effect from year to year only so long as such continuance is approved at least annually with respect to the Portfolio by vote of either the Trustees or the shareholders of the Portfolio, and, in either case, by a majority of the Trustees who are not "interested persons" of the Adviser. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Adviser has undertaken to bear certain operating expenses of the Portfolio as described in the Prospectus.

_____________________ provides certain accounting and other services to the Trust.

BROKERAGE  AND  RESEARCH  SERVICES

Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Adviser will place all orders for the purchase and sale of portfolio securities for the Trust and buy and sell securities for the Trust through a number of brokers and dealers. In so doing, the Adviser will use its best efforts to obtain for the Trust the best price and execution available. In seeking the best price and execution, the Adviser, having in mind the Trust's best interests, will consider all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser may receive research, statistical, and quotation services from any broker-dealers with which they place the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Adviser and/or its affiliates in advising various other clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fees paid by the Trust are not reduced because the Adviser and/or its affiliates may receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Portfolio to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction provided that the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised. The Adviser's authority to cause the Portfolio to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

                             INVESTMENT DECISIONS

The Portfolio and another advisory client of the Adviser, or the Adviser itself, may desire to buy or sell the same publicly traded security at or about the same time. In such a case, the purchases or sales will normally be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of the Portfolio and the other portfolios, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Orders for different clients received at approximately the same time may be bunched for purposes of placing trades, as authorized by regulatory directives. Prices are averaged for those transactions.

The Trustees have also adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by, the Portfolio. The Code of Ethics allows trades to be made in securities that may be held by the Portfolio, however, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information.

                       DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. New York time on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is normally closed on the following national holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of 4:00 p.m. New York time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined.

The net asset value of the shares of the Portfolio is determined by dividing the total assets of the Portfolio, less all liabilities, by the total number of shares outstanding. Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by a broker or dealer. Debt securities, including zero-coupon securities, and certain foreign securities will be valued by a pricing service. Other foreign securities will be valued by the Trust's custodian. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

If any securities held by the Portfolio are restricted as to resale, their fair value is generally determined as the amount which the Trust could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Trust in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Trust's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government Securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

The proceeds received by the Portfolio for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Portfolio, and constitute the underlying assets of the Portfolio. The underlying assets of the Portfolio will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Portfolios may be allocated in proportion to the net asset values of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

                                    TAXES

The Portfolio intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to the separate accounts of Participating Insurance Companies. As a series of a Massachusetts business trust, the Portfolio under present law will not be subject to any excise or income taxes in Massachusetts.

In order to qualify as a "regulated investment company," the Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock and securities) held less than three months; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Portfolio and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Portfolio must in general distribute at least 90% of its interest, dividends, net short-term capital gain, and certain other income each year.

With respect to investment income and gains received by the Portfolio from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes in which the Portfolio will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and therefore cannot be determined in advance.

The Portfolio's ability to use options, futures, and forward contracts and other hedging techniques, and to engage in certain other transactions, may be limited by tax considerations. The Portfolio's transactions in foreign-currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Portfolio's distributions of book income to constitute returns of capital for tax purposes or require the Portfolio to make distributions exceeding book income in order to permit the Trust to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company.

It is the policy of the Portfolio to meet the requirements of the Code to qualify as a regulated investment company that is taxed pursuant to Subchapter M of the Code. One of these requirements is that less than 30% of a Portfolio's gross income must be derived from gains from sale or other disposition of securities held for less than three months (with special rules applying to so-called designated hedges). Accordingly, the Portfolio will be restricted in selling securities held or considered under Code rules to have been held less than three months, and in engaging in hedging or other activities (including entering into options, futures, or short-sale transactions) which may cause the Trust's holding period in certain of its assets to be less than three months.

This discussion of the federal income tax and state tax treatment of the Trust and its shareholders is based on the law as of the date of this Statement of Additional Information. It does not describe in any respect the tax treatment of any insurance or other product pursuant to which investments in the Trust may be made.

                         DIVIDENDS AND DISTRIBUTIONS

The Portfolio will declare and distribute dividends from net investment income, if any, and will distribute its net realized capital gains, if any, at least annually. Both dividends and capital gain distributions will be made in shares of the Portfolio unless an election is made on behalf of a separate account to receive dividends and capital gain distributions in cash.

                           PERFORMANCE INFORMATION

Total return of the Portfolio for periods longer than one year is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Portfolio made at the beginning of each period, then calculating the average annual compounded rate of return which would produce the same investment return on the $1,000 investment over the same period.
Total return for a period of one year or less is equal to the actual investment return on a $1,000 investment in the Portfolio during that period. Total return calculations assume that all Portfolio distributions are reinvested at net asset value on their respective reinvestment dates.

From time to time, the Adviser may reduce its compensation or assume expenses in respect of the operations of the Portfolio in order to reduce the Portfolio's expenses. Any such waiver or assumption would increase the Portfolio's yield and total return during the period of the waiver or assumption.

The performance of the Portfolio may, from time to time, be compared to that of other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

The Portfolio's investment results will vary from time to time depending upon market conditions, the composition of its investment portfolio and its operating expenses. Performance information of the Portfolio will not be compared in advertisements with such information for funds that offer their shares directly to the public, because Portfolio performance data does not reflect charges imposed by the Participating Insurance Companies on the VA Contracts and VLI Policies. The total return for the Portfolio should be distinguished from the rate of return of a corresponding division of the Participating Insurance Company's separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. Accordingly, performance figures for the Portfolio will only be advertised if comparable performance figures for the corresponding division of the separate account are included in the advertisements. VA Contract owners and VLI Policy owners should consult their contract and policy prospectuses, respectively, for further information. The Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

                          SHAREHOLDER COMMUNICATIONS

Owners of VA Contracts and VLI Policies issued by Participating Insurance Companies for which shares of the Portfolio are the investment vehicle are entitled to receive from the Participating Insurance Company unaudited semi-annual financial statements and audited year-end financial statements certified by the Trust's independent public accountants. Each report will show the investments owned by the Portfolio and the market value thereof and will provide other information about the Portfolio and its operations.

                       ORGANIZATION AND CAPITALIZATION

The Trust is an open-end investment company established under the laws of The Commonwealth of Massachusetts by a Declaration of Trust dated November 29, 1996.

Shares entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each Portfolio on matters affecting an individual Portfolio. Additionally, approval of the Investment Advisory Agreement is a matter to be determined separately by each Portfolio. Approval by the shareholders of one Portfolio is effective as to that Portfolio. Shares have noncumulative voting rights. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trustees, and if a Portfolio were liquidated, the shares of that Portfolio would receive the net assets of that Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.

Additional Portfolios may be created from time to time with different investment objectives or for use as funding vehicles for variable life insurance policies or for different variable annuity contracts. In addition, the Trustees have the right, subject to any necessary regulatory approvals, to create additional classes of shares in a Portfolio, with the classes being subject to different charges and expenses and having such other different rights as the Trustees may prescribe and to terminate any Portfolio of the Trust.

                                  CUSTODIAN

___________________________ is the custodian of the Trust's assets. The custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. The Trust may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets.

                                LEGAL COUNSEL

Legal matters in connection with the offering are being passed upon by Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut.

                             INDEPENDENT AUDITORS

The Trust has selected ___________________ as the independent auditors who will audit the annual financial statements of the Trust.

                            SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder held personally liable for the obligations of a Portfolio. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations.

                             FINANCIAL STATEMENTS

                          [TO BE FILED BY AMENDMENT]


                                    PART C

                              OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

(a)    FINANCIAL  STATEMENTS:

     To  be  filed  by  amendment.

(b)    EXHIBITS

     (1)        Declaration  of  Trust

     (2)        By-laws  of  Trust  (to  be  filed  by  amendment)

     (3)        Not  Applicable

     (4)        Not  Applicable

     (5)        Form of Investment Advisory Agreement (to be filed by amendment)

     (6)        Not  Applicable

     (7)        Not  Applicable

     (8) Form of Custodian Agreement and Fund Accounting Agreement (to be filed by amendment)

     (9)(a) Form of Subadministration Agreement for Reporting and Accounting Services between the Registrant and the Subadministrator (to be filed by amendment)

        (b) Form of Transfer Agency and Service Agreement between the Registrant and the Transfer Agent (to be filed by amendment)

    (10)        Consent  and  Opinion  of  Counsel  (to be filed by amendment)

    (11)        Consent  of  Independent  Auditors  (to be filed by amendment)

    (12)        Not  Applicable

    (13) Agreement re: Initial Contribution of Capital (to be filed by amendment)

    (14)        Not  Applicable

    (15)        Not  Applicable

    (16) Schedule for Computation of Performance Data - Calculation of Private Account Composite Performance Information
                (to  be  filed  by  amendment)

ITEM  25.    PERSONS  CONTROLLED  BY  OR  UNDER COMMON CONTROL WITH REGISTRANT

None

ITEM  26.    NUMBER  OF  HOLDERS  OF  SECURITIES

None

ITEM  27.    INDEMNIFICATION

Each officer, Trustee or agent of the Trust shall be indemnified by the Trust to the full extent permitted under the General Laws of The Commonwealth of Massachusetts and the Investment Company Act of 1940 ("1940 Act"), as amended, except that such indemnity shall not protect any such person against any liability to the Trust or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). Indemnification shall be made when (i) a final decision on the merits, by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of disabling conduct or, (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the company as defined in section 2(a)(19) of the 1940 Act, nor parties to the proceedings or (b) an independent legal counsel in a written opinion. The
Trust may, by vote of a majority of a quorum of Trustees who are not interested persons, advance attorneys' fees or other expenses incurred by officers, Trustees, investment advisers or principal underwriters, in defending a proceeding upon the undertaking by or on behalf of the person to be indemnified to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification. The law of Massachusetts is superseded by the 1940 Act insofar as it conflicts with the 1940 Act or rules published thereunder.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  28.    BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER


There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of the Registrant's Investment Adviser is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

NAME AND PRINCIPAL
BUSINESS ADDRESS               BUSINESS AND OTHER CONNECTIONS
-----------------------------  -----------------------------------------

Dr. Henry G. Jarecki           Director and Sole Shareholder of the
565 Fifth Avenue, Third Floor  Adviser, The Falconwood Corporation,
New York, New York 10017       Highland Financial Corporation, and
                               Gresham Asset Management, Incorporated;
                               Principal of Fixed Plus Service
                               Partners, L.P., a registered investment
                               adviser and Commodity Trading Advisor;
                               Formerly, Chairman of FIMAT Futures USA,
                               Inc. - Brody White Division (a commodity
                               brokerage business)

Jonathan S. Spencer            President of the Adviser since August,
565 Fifth Avenue, Third Floor  1995; President and Treasurer of
New York, New York 10017       Gresham Asset Management, Incorporated
                               since 1993; Executive Vice President of
                               The Falconwood Corporation; formerly,
                               President of KPQ Futures, a futures
                               commission merchant.

Dr. Stanley A. Lefkowitz       Vice President and Secretary of the
565 Fifth Avenue, Third Floor  Adviser since March, 1994; Administrator
New York, New York 10017       for The Falconwood Corporation since
                               March, 1975; formerly, a principal of
                               KPQ Futures, a futures commission
                               merchant.



The principal address of Registrant's Investment Adviser is 565 Fifth Avenue, Third Floor, New York, New York 10017.

ITEM  29.    PRINCIPAL  UNDERWRITER

Not  Applicable

ITEM  30.    LOCATION  OF  ACCOUNTS  AND  RECORDS

Persons maintaining physical possession of accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include the Registrant; the Registrant's investment adviser, Gresham Investment Management, Inc.; and the Registrant's custodian. The address of the Registrant and Gresham Investment Management, Inc. is 565 Third Avenue, Third Floor, New York, New York 10017.

ITEM  31.    MANAGEMENT  SERVICES

Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM  32.    UNDERTAKINGS

The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Portfolio's latest annual report to shareholders, upon request and without charge.

The Registrant undertakes to file a Post-Effective Amendment to this Registration Statement, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

                                  SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of New York, and State of New York, on the 18th day of December, 1996.

                                   GRESHAM  VARIABLE  INSURANCE  SERIES  TRUST
                                   _______________________________________
                                          Registrant


                                   By:  /S/  DR.  HENRY  G.  JARECKI
                                       ___________________________________
                                       Dr.  Henry  G.  Jarecki
                                       Trustee





Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons on the 18th day of December, 1996 in the capacities indicated.

SIGNATURE  AND  TITLE


/S/  DR.  HENRY  G.  JARECKI                                    Trustee
_________________________________
Dr.  Henry  G.  Jarecki


                              INDEX TO EXHIBITS

                                                                      PAGE

EX-99.B1              Declaration  of  Trust